Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		6 Months Ended				12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Net income		$ (209,487)		$ 1,069,327		$ 764,919		$ 1,548,347		$ 996,157
Weighted average number of Shares outstanding-Basic		564,099	[1]	400,000	[1]	10,597,527		10,000,000		10,000,000
Weighted average number of Shares outstanding-Diluted		567,647	[1]	400,000	[1]	10,597,527		10,000,000		10,000,000
Net income per Share-Basic		$ (0.37)		$ 2.68		$ 0.07		$ 0.15		$ 0.1
Net income per Share-Diluted		$ (0.37)		$ 2.68		$ 0.07		$ 0.15		$ 0.1
Common Class A [Member]
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Weighted average number of Shares outstanding-Basic	[2]					10,597,527		10,000,000		10,000,000
Weighted average number of Shares outstanding-Diluted	[2]					10,597,527		10,000,000		10,000,000
Net income per Share-Basic	[2]					$ 0.07		$ 0.15		$ 0.1
Net income per Share-Diluted	[2]					$ 0.07		$ 0.15		$ 0.1
Common Class B [Member]
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Weighted average number of Shares outstanding-Basic	[2]					0		0		0
Weighted average number of Shares outstanding-Diluted	[2]					0		0
Net income per Share-Basic	[2]					$ 0		$ 0		$ 0
Net income per Share-Diluted						$ 0	[2]	$ 0	[2]	$ 0

[1]	After giving effect to the reverse stock split effected on March 16,2026.
[2]	The shares and per share data are presented on a retroactive basis to reflect the stock split.